SHARE CAPITAL	3 Months Ended
Mar. 31, 2021
Share Capital [Abstract]
SHARE CAPITAL

8.SHARE CAPITAL

(a) Authorized: unlimited number of common shares, no par value

Issued: 109,527,690 (December 31, 2020: 83,184,843)

Exercise prices of units, warrants, options and RSUs, are presented in US dollars unless otherwise noted.

January 2021 Equity Offering

On January 26, 2021, the Company closed an offering of 7,419,354 units of the Company sold on a “bought deal” basis, at price of $1.55 per January 2021 Unit for aggregate gross proceeds of $11,500 ($10,231 net of share issuance costs). Each January 2021 Unit consists of one Common Share and one half (1/2) of one Common Share purchase warrant (each whole warrant, a “January 2021 Warrant”). Each January 2021 Warrant is exercisable to acquire one Common Share at an exercise price of $2.00 per share until January 26, 2026. In connection with the January 2021 Offering, the Company issued 518,234 broker warrants exercisable at $1.9375 until January 26, 2023 treated as share issuance costs. January 2021 Warrants and broker warrants associated with this raise qualified as equity classification – see Note 8(c).

February 2021 Equity Offering

On February 24, 2021, the Company closed an offering of 9,585,250 units of the Company (“February 2021 Units”) at price of $2.40 per February 2021 Unit for aggregate gross proceeds of $23,005 ($21,093 net of share issuance costs). Each February 2021 Unit consists of one common share in the capital of the Company (each a “Common Share”) and one half (1/2) of one Common Share purchase warrant (each whole warrant, a “February 2021 Warrant”). Each February 2021 Warrant is exercisable to acquire one Common Share at an exercise price of $3.00 per share until February 24, 2023. In connection with the February 2021 Offering, the Company issued 670,967 broker warrants exercisable at $3.00 until February 24, 2023 treated as share issuance costs. February 2021 Warrants and broker warrants associated with this raise qualified as equity classification – see Note 8(c).

(b)Stock-Based Compensation

Titan has reserved and set aside up to 15% of the issued and outstanding Common Shares for the granting of stock options and restricted share units to eligible employees, officers, consultants, and advisors. The Company’s compensation plan includes the Share Unit Plan (the “SU Plan”), the Deferred Unit Plan (the “DSU Plan”), the Stock Option Plan (the “Option Plan”), collectively the “Compensation Plan”. At March 31, 2021, 10,216,272 Common Shares were remaining available to issue under the Compensation Plan.

Common shares outstanding		109,527,690
Available for issuance under the Compensation Plan	15%	16,429,153
Reserved for current compensation grants		6,212,881
Remainder available to reserve for future grants		10,216,272

FIRST QUARTER 2021

 9

TITAN MEDICAL INC.
Notes to the Condensed Interim Consolidated Financial Statements
(Unaudited)
For the Quarter Ended March 31, 2021
(In thousands of US dollars except per share amounts and as otherwise indicated.)

8.SHARE CAPITAL (continued)

For the three months ended March 31, 2021, $769 of stock-based compensation expense was recorded (March 31, 2020: $229).

Options	427
RSUs	342
Stock-based compensation expense	$769

(i)Options

Options and the terms of each issue over the three months ended March 31, 2021, are outlined below:

Grant date / recipient	Number of options	Exercise price	Vesting conditions	Contractual life of options
March 3, 2021, options A	1,590,000	$2.21	Options vest as to ¼ of the total number of options granted on the first anniversary of the grant date, and monthly for the remaining 36 months	7 years
March 3, 2021, options B	159,000	$2.21	Options vest as to ¼ of the total number of options granted, on each of four anniversaries of the grant date	7 years
March 3, 2021, options C	50,000	$2.21	Achievement of milestones	7 years
March 3, 2021, options D	2,262	$2.21	Options vest immediately	7 years

On February 17, 2021, 19,568 Common Shares were issued upon the exercise of options for gross proceeds of $14.

A summary of the status of the Company’s outstanding stock options as of March 31, 2021, is presented in the following table:

Stock options outstanding	CANADIAN DOLLARS		US DOLLARS
	Number stock options	Weighted Average Exercise Price	Number of stock options	Weighted Average Exercise Price
Balance at January 1, 2021	833,965	$5.10	2,089,805	$1.13
Granted	-	-	1,801,262	2.21
Exercised	-	-	(19,568)	0.73
Expired / forfeited	(20,443)	6.84	-	-
Balance at March 31, 2021	813,522	$4.22	3,871,499	$1.64

FIRST QUARTER 2021

 10

TITAN MEDICAL INC.
Notes to the Condensed Interim Consolidated Financial Statements
(Unaudited)
For the Quarter Ended March 31, 2021
(In thousands of US dollars except per share amounts and as otherwise indicated.)

8.SHARE CAPITAL (continued)

The weighted average exercise price of Canadian dollar denominated options outstanding is CDN $4.22 and CDN $4.21 for options that are exercisable. The weighted average exercise price of US dollar denominated options outstanding is $1.64 and $2.41 for options that are exercisable.

Inputs for Measurement of Grant Date Fair Values for Options

The grant date fair value of the option plans was measured based on the Black-Scholes option pricing model. Expected volatility was estimated by considering historic average share price volatility. The weighted average inputs in the original currency of the grants used in the measurement of fair values of the options at the grant date for the quarter ended March 31, 2021 is as follows:

Stock options issued	March 31, 2021
Exercise price	$2.21
Expected option life	3.7 years
Risk free interest rate	0.45%
Expected volatility	151.29%
Expected dividends	Nil

(ii)Restricted Share Units

During the quarter, the Company granted 1,527,860 RSUs pursuant to its Share Unit Plan. RSUs are notional share units exchangeable for common shares of the Company upon vesting.

Grant date / recipient	Vesting conditions	Number of RSUs
February 24, 2021 RSUs A	RSUs vest as to ¼ of the total number of units granted, on each of four anniversaries from the grant date	1,360,000
February 24, 2021 RSUs B	RSUs vest on the earliest of the Company’s next annual general meeting of the shareholder’s and 12 months from the grant date	136,752
February 24, 2021 RSUs C	RSUs vested immediately	31,108
Total RSUs granted in the quarter		1,527,860

The RSU grants were fair valued using the closing share price of the trading date prior to the February 24, 2021 grant date.

FIRST QUARTER 2021

 11

TITAN MEDICAL INC.
Notes to the Condensed Interim Consolidated Financial Statements
(Unaudited)
For the Quarter Ended March 31, 2021
(In thousands of US dollars except per share amounts and as otherwise indicated.)

8.SHARE CAPITAL (continued)

(c)Equity Warrants

As at March 31, 2021, the Company has 9,912,633 equity warrants that are issued, outstanding and exercisable (December 31, 2020: 2,131,716). These equity warrants expire between January 26, 2023, and November 6, 2025, (December 31, 2020: equity warrants had expiry dates between April 12, 2020, and November 6, 2025). Due to the equity classification, the equity warrants are not revalued each reporting period.

Equity warrant units outstanding
Balance at January 1, 2021	2,131,716
January 2021 Equity Offering	4,227,911
February 2021 Equity Offering	5,463,592
Exercised	(1,318,675)
Expired	(591,911)
Equity warrants as at March 31, 2021	9,912,633